Goodwill and Intangible Assets - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Amortization Of Intangible Assets Disclosure [Abstract]
Impairment loss on intangible assets	$ 0.26	1.63	4.62	0
Amortization expense of intangible assets	$ 255.48	1,590.00	949.85	234.00